Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (27,773,099)	$ (3,560,655)	$ (5,840,256)	$ (1,011,804)